Sustainable Municipal Income ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	74 Months Ended	75 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05% [1]	0.99% [1]	2.34%	2.38%	2.25%
BLOOMBERG U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.88%	1.08%	2.22%		2.04%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	2.43%	0.99%			1.89%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.43%	0.85%			1.74%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.93%	1.27%			2.00%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from Bloomberg 1 Year Municipal Bond Index to the Bloomberg U.S Municipal Index.